Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares	200,000	200,000
Stock Issued During Period, Shares, New Issues			11,733	11,733	100,525
Family of CEO #1 [Member]
Related Party Transactions (Details) [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold (in Dollars)			$ 260,000	$ 260,000
Family of CEO #2 [Member]
Related Party Transactions (Details) [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold (in Dollars)			$ 131,000	$ 131,000
PrivCo [Member]
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares		100,000
First Repurchase [Member]
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares		100,000
Share Price (in Dollars per share)	$ 55.9	$ 55.9
Payments for Repurchase of Equity (in Dollars)		$ 5,590,000
Second Repurchase [Member]
Related Party Transactions (Details) [Line Items]
Stock Repurchased During Period, Shares		100,000
Share Price (in Dollars per share)	$ 8.2	$ 8.2
Payments for Repurchase of Equity (in Dollars)	$ 820,000	$ 820,000